Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Ordinary shares	Additional Paid in Capital	Statutory Reserve	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balance at Sep. 30, 2018	$ 50,000	$ 3,679,000	$ 2,439,535	$ 2,832,292	$ 680,745	$ 9,681,572
Balance (in Shares) at Sep. 30, 2018	16,000,000
Dividend declared				(4,203,000)		(4,203,000)
Net income for the year				7,551,465		7,551,465
Foreign currency translation adjustment					(645,978)	(645,978)
Balance at Sep. 30, 2019	$ 50,000	3,679,000	2,439,535	6,180,757	34,767	12,384,059
Balance (in Shares) at Sep. 30, 2019	16,000,000
Net income for the year				7,558,222		7,558,222
Foreign currency translation adjustment					860,623	860,623
Balance at Sep. 30, 2020	$ 50,000	3,679,000	2,439,535	13,738,979	895,390	20,802,904
Balance (in Shares) at Sep. 30, 2020	16,000,000
Net income for the year				11,319,952		11,319,952
Issuance of ordinary shares and additional shares under overallotment option in initial public offerings, gross	$ 17,969	28,732,031				28,750,000
Issuance of ordinary shares and additional shares under overallotment option in initial public offerings, gross (in Shares)	5,750,000
Capitalized initial public offering costs		(3,131,872)				(3,131,872)
Foreign currency translation adjustment					1,193,369	1,193,369
Balance at Sep. 30, 2021	$ 67,969	$ 29,279,159	$ 2,439,535	$ 25,058,931	$ 2,088,759	$ 58,934,353
Balance (in Shares) at Sep. 30, 2021	21,750,000